(9) SECTOR FINANCIAL ASSETS AND LIABILITIES (Details Narrative) - Energy Overcontracting [Member]	12 Months Ended
Dec. 31, 2019
DisclosureOfSectorFinancialAssetsAndLiabilitiesLineItems [Line Items]
Contract term obligations	Electric energy distribution concessionaires are required to guarantee 100% of their energy market through contracts approved.
Limitation of overcontracting	5.00%